Lease Commitments (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Components of Lease Expense [Abstract]
Variable lease cost	[1]		$ 698
Short-term lease cost			147
Sublease income			(110)
Total			5,031
Assets [Abstract]
Right of use assets		$ 14,490	14,490		$ 0
Liabilities [Abstract]
Current lease liabilities		$ 2,453 [2]	$ 2,453	[2]	$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		us-gaap:AccruedLiabilitiesCurrent	us-gaap:AccruedLiabilitiesCurrent		us-gaap:AccruedLiabilitiesCurrent
Long-term lease liabilities		$ 13,262	$ 13,262		$ 0
Total lease liabilities		$ 15,715	$ 15,715
Consolidated Weighted-Average Remaining Lease Term and Discount Rate [Abstract]
Consolidated weighted average remaining lease term - operating leases		8 years 8 months 12 days	8 years 8 months 12 days
Consolidated weighted average discount rate - operating leases		6.66%	6.66%
Maturities of Lease Liabilities [Abstract]
2021		$ 3,534	$ 3,534
2022		3,207	3,207
2023		2,600	2,600
2024		2,179	2,179
2025		1,387	1,387
Thereafter		8,401	8,401
Total lease payments		21,308	21,308
Less: Imputed interest		5,593	5,593
Present value of lease liabilities		15,715	15,715
Impairment of right of use assets			301		$ 0
Cost of Sales [Member]
Components of Lease Expense [Abstract]
Operating lease cost			1,188
Selling, General and Administrative [Member]
Components of Lease Expense [Abstract]
Operating lease cost			3,108
Turning Point [Member]
Maturities of Lease Liabilities [Abstract]
Operating lease liabilities not yet commenced		1,500	$ 1,500
Impairment of right of use assets		$ 301

[1]	Variable lease cost primarily includes elements of a contract that do not represent a good or service, but for which the lessee is responsible for paying.
[2]	Reported within accrued liabilities on the consolidated balance sheet.